Pensions and Post-Employment Benefits - Aggregate Projected Benefit Obligation for Pension Plans and Other Post-employment Benefits and the Plan Assets by Country (Detail) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
PBO		$ 2,738	$ 2,454				$ 2,867
Assets		1,600	1,487				$ 1,663
Deficit		1,138	967	[1]	$ 1,204
Mexico [member]
Disclosure of fair value of plan assets [line items]
PBO		203	168
Assets		24	30
Deficit		179	138
United States [member]
Disclosure of fair value of plan assets [line items]
PBO		297	286
Assets		219	174
Deficit		78	112
United Kingdom [member]
Disclosure of fair value of plan assets [line items]
PBO	[2]	1,681	1,464
Assets	[2]	1,128	1,057
Deficit	[2]	553	407
Germany [member]
Disclosure of fair value of plan assets [line items]
PBO		204	202
Assets		9	10
Deficit		195	192
Other countries [member]
Disclosure of fair value of plan assets [line items]
PBO		353	334
Assets		220	216
Deficit		$ 133	$ 118

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.
[2]	Applicable regulation in the United Kingdom requires to maintain plan assets at a level similar to that of the obligations. Beginning in 2012, the pension fund receives annual dividends of $20, increasing at a 5% rate per year, from a limited partnership (the “Partnership”), whose assets transferred by CEMEX UK of an approximate value of $553, are leased back to CEMEX UK. The Partnership is owned, controlled and consolidated by CEMEX UK. In 2037, on expiry of the arrangement, the Partnership will be terminated and under the terms of the agreement, the remaining assets will be distributed to CEMEX UK. Distributions from the Partnership to the pension fund are considered as employer contributions to plan assets in the period in which they occur.